Condensed Financial Information of the Company Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 25,478	¥ 177,372	¥ 48,968
Receivables due from related parties	663	4,615	11,018
Prepayments and other current assets	6,012	41,852	11,686
Non current assets:
Equity method investments	6,013	41,861
Total assets	130,831	910,815	415,425
Current liabilities:
Amount due to inter-company entities			1,979
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 5.15 million and RMB 15.30 million as of December 31, 2018 and 2019, respectively)	4,784	33,308	5,152
Total liabilities	38,333	266,867	84,705
Commitments and Contingencies (Note 17)
Shareholder's Equity:
Ordinary shares			184
Additional Paid in Capital	287,320	2,000,267
Treasury stock (US$ 0.0001 par value; none and 2,561,468 shares as of December 31, 2018 and 2019, respectively)	(334)	(2,333)
Accumulated deficit	(195,115)	(1,358,350)	(486,027)
Accumulated other comprehensive income/(loss)	(439)	(3,054)	231
Total 36Kr Holdings Inc.'s shareholders' (deficit)/equity	91,530	637,209	(485,612)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	130,831	910,815	¥ 415,425
Class A ordinary shares
Shareholder's Equity:
Ordinary shares	88	613
Class B ordinary shares
Shareholder's Equity:
Ordinary shares	10	66
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	22,844	159,038
Receivables due from related parties	4	28
Prepayments and other current assets	16	109
Non current assets:
Equity method investments	73,450	511,340
Total assets	96,314	670,515
Current liabilities:
Amount due to inter-company entities	2,264	15,761
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 5.15 million and RMB 15.30 million as of December 31, 2018 and 2019, respectively)	2,520	17,545
Total liabilities	4,784	33,306
Commitments and Contingencies (Note 17)
Shareholder's Equity:
Additional Paid in Capital	(287,320)	(2,000,267)
Treasury stock (US$ 0.0001 par value; none and 2,561,468 shares as of December 31, 2018 and 2019, respectively)	(334)	(2,333)
Accumulated deficit	(195,115)	(1,358,350)
Accumulated other comprehensive income/(loss)	(439)	(3,054)
Total 36Kr Holdings Inc.'s shareholders' (deficit)/equity	91,530	637,209
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	96,314	670,515
Parent company | Reportable legal entities | Class A ordinary shares
Shareholder's Equity:
Ordinary shares	88	613
Parent company | Reportable legal entities | Class B ordinary shares
Shareholder's Equity:
Ordinary shares	$ 10	¥ 66